COMBINED FINANCIAL STATEMENT DETAILS - Narrative (Details) - USD ($) shares in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 19, 2018	Sep. 29, 2017
Additional consolidated financial statement details
Unrealized gains, net, on equity securities held			$ 18,505,000	$ 126,063,000
Net gain (loss) on equity securities without readily determinable fair value			19,700,000
Fair value of contingent consideration at date of acquisition			0	25,500,000
Other Income (Expense)
Additional consolidated financial statement details
Interest income, net—related party			14,700,000	8,800,000	$ 4,000,000.0
Net gain (loss) on equity securities without readily determinable fair value			18,500,000
Mark-to-market charge pertaining to subsidiary denominated equity instrument			1,800,000
Foreign currency exchange gain (loss)					(6,600,000)
Gain on sale of long-term investments				26,800,000	25,800,000
Dictionary.com, Electus, Felix, and CityGrid | Other Income (Expense)
Additional consolidated financial statement details
Gain on sale of business				120,600,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Dictionary.com, Electus, Felix, and CityGrid
Additional consolidated financial statement details
Gain on sale of business		$ 91,400,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Dictionary.com, Electus, Felix, and CityGrid | Other Income (Expense)
Additional consolidated financial statement details
Gain on sale of business	$ (8,200,000)
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Pinterest | Other Income (Expense)
Additional consolidated financial statement details
Gain on sale of business			(20,500,000)
Disposal Group, Disposed of by Sale, Not Discontinued Operations | ASKfm | Other Income (Expense)
Additional consolidated financial statement details
Gain on other-than-temporary impairment charges					$ (9,900,000)
Pinterest | Other Income (Expense)
Additional consolidated financial statement details
Unrealized gains, net, on equity securities held				$ 128,800,000
Unrealized reduction in estimated fair value of warrants			$ 9,100,000
Common Stock | ANGI Homeservices
Additional consolidated financial statement details
Common stock issued (shares)						8.6	61.3
Common stock						$ 165,800,000	$ 763,700,000